SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2026
Accounting Policies [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE

Accounts receivable as of June 30, 2026 and December 31, 2025 are as follows:

	June 30, 2026	December 31, 2025
	(Unaudited)
Accounts Receivable	$18,897,430	$17,500,166
Allowance for credit losses	(10,067,840)	(8,518,902)
Accounts Receivable, net	$8,829,590	$8,981,264
Accounts Receivable - related parties	$112	$398,538
Allowance for credit losses	(112)	(139,796)
Accounts Receivable - related parties, net	$-	$258,742

SCHEDULE OF ALLOWANCE FOR CREDIT LOSSES

Balance at January 1, 2025	$7,688,491
Increase in allowance for credit losses	4,931,702
Amounts recovered during the year	(19,167)
Decrease from dissolution of a subsidiary	(228,958)
Amounts written off as uncollectible	(4,001,169)
Foreign exchange difference	287,799
Balance at December 31, 2025	$8,658,698
Increase in allowance for credit losses	1,051,848
Impairment losses reversed	(490,306)
Foreign exchange difference	847,712
Balance at June 30, 2026 (Unaudited)	$10,067,952

SCHEDULE OF PROPERTY , EQUIPMENT AND SOFTWARE ESTIMATED USEFUL LIVES

Office buildings	20-50 years
Lease improvement	Shorter of lease term or assets lives
Electronic equipment, furniture and fixtures	3-5 years
Motor vehicles	5 years
Purchased software	5-10 years
Media display equipment	5 years

SCHEDULE OF ANNUAL MINIMUM RENTAL INCOME RECEIVED
Annual minimum rental income to be received in the next 5 years:
2026	120,978
2027	241,956
2028	241,956
2029	80,652
2030	-
Total	685,542